Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 23,384	$ 12,896	$ 7,376
Prepaid expenses and other assets	101,258	104,073	143,202
Total current assets	124,642	116,969	150,578
Noncurrent assets
Mineral claims	206,000	206,000	206,000
Total assets	330,642	322,969	356,578
Current Liabilities:
Accounts payable	346,857	399,631	164,948
Accrued expenses	989,864	826,688	449,196
Accrued interest	457,385	317,434	251,570
Promissory notes payable, net of discount	185,929	185,929	300,000
Promissory notes payable – related party	832,534	832,534	175,000
Convertible notes payable, net of discount	3,924,253	3,899,253	1,971,503
Convertible notes payable – related party	711,811	631,811	25,000
Current capital lease obligation	36,254	36,254	36,254
Total current liabilities	7,484,887	7,129,534	3,373,471
Total Liabilities	7,484,887	7,129,534	3,373,471
Stockholders’ deficit
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 2,586,982 and 2,275,367 shares issued and outstanding, respectively	2,586	2,586	2,275
Additional paid in capital	17,793,365	17,737,406	17,220,471
Accumulated deficit	(24,950,196)	(24,546,557)	(20,239,639)
Total stockholders’ deficit	(7,154,245)	(6,806,565)	(3,016,893)
Total liabilities and stockholders’ deficit	$ 330,642	$ 322,969	$ 356,578